DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers International Real Estate ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Australia - 10.2%
Abacus Property Group REIT	201,893	$514,228
Arena REIT	190,095	680,056
Aventus Group REIT (a)	203,644	542,775
BWP Trust REIT	260,716	760,538
Centuria Industrial REIT	279,010	759,239
Centuria Office REIT	250,449	407,094
Charter Hall Group REIT	245,125	2,982,964
Charter Hall Long Wale REIT	358,962	1,338,871
Charter Hall Retail REIT	270,468	822,351
Charter Hall Social Infrastructure REIT	183,475	504,596
Cromwell Property Group REIT	853,283	547,979
Dexus REIT	570,969	4,524,415
Dexus Industria REIT	106,377	247,788
GDI Property Group REIT	316,652	240,119
Goodman Group REIT	902,824	14,563,638
GPT Group REIT	849,230	3,044,245
Growthpoint Properties Australia Ltd. REIT	159,162	483,928
Home Consortium Ltd. REIT	115,727	533,256
HomeCo Daily Needs REIT	318,032	355,401
Ingenia Communities Group REIT	192,099	715,105
Lifestyle Communities Ltd.	52,302	642,923
Mirvac Group REIT	2,092,316	3,932,370
National Storage REIT	583,770	1,097,157
REA Group Ltd.	26,825	2,563,226
Rural Funds Group REIT	203,642	403,420
Scentre Group REIT	2,743,940	6,112,801
Shopping Centres Australasia Property Group REIT	589,654	1,240,859
Stockland REIT	1,253,650	3,784,399
US Masters Residential Property Fund REIT*	227,138	53,567
Vicinity Centres REIT	2,390,470	3,122,361
Waypoint REIT Ltd. REIT	388,134	768,903

(Cost $51,695,702)		58,290,572

Austria - 0.5%
CA Immobilien Anlagen AG	25,570	880,275
IMMOFINANZ AG*	41,171	1,062,671
S IMMO AG	23,999	617,285
UBM Development AG	1,951	87,655

(Cost $2,476,312)		2,647,886

Belgium - 2.2%
Aedifica SA REIT (b)	19,189	2,181,173
Ascencio REIT	2,336	125,942
Atenor	2,704	172,509
Befimmo SA REIT	12,469	665,947
Care Property Invest NV REIT	14,037	356,320
Cofinimmo SA REIT	15,873	2,087,724
Home Invest Belgium SA REIT	1,134	156,666
Immobel SA	2,276	185,595
Intervest Offices & Warehouses NV REIT	13,319	392,698
Montea NV REIT (b)	6,869	861,023
Nextensa REIT	1,844	137,941
Retail Estates NV REIT	5,312	425,407
VGP NV	4,374	1,117,680
Warehouses De Pauw CVA REIT	73,839	2,921,006
Xior Student Housing NV REIT	11,080	604,208

(Cost $11,412,572)		12,391,839

Brazil - 0.5%
Aliansce Sonae Shopping Centers SA	81,256	350,626
BR Malls Participacoes SA*	467,429	853,797
Cyrela Brazil Realty SA Empreendimentos e Participacoes	164,571	484,925
Ez Tec Empreendimentos e Participacoes SA	77,482	264,255
Multiplan Empreendimentos Imobiliarios SA	167,038	716,243

(Cost $3,633,292)		2,669,846

Canada - 6.9%
Allied Properties Real Estate Investment Trust REIT	67,721	2,353,563
Altus Group Ltd.	23,332	903,590
American Hotel Income Properties REIT LP (b)	46,410	160,268
Artis Real Estate Investment Trust REIT	42,620	436,835
Boardwalk Real Estate Investment Trust REIT	17,985	800,452
Canadian Apartment Properties REIT	91,669	3,813,188
Chartwell Retirement Residences	120,280	1,154,104
Choice Properties Real Estate Investment Trust REIT (b)	134,517	1,539,943
Colliers International Group, Inc.	20,169	2,767,702
Cominar Real Estate Investment Trust REIT	74,449	686,761
Crombie Real Estate Investment Trust REIT (b)	52,280	716,385
CT Real Estate Investment Trust REIT (b)	37,306	498,256
Dream Industrial Real Estate Investment Trust REIT	116,407	1,545,546
Dream Office Real Estate Investment Trust REIT (b)	19,005	391,683
DREAM Unlimited Corp., Class A	13,457	499,193
First Capital Real Estate Investment Trust REIT	108,295	1,549,694
FirstService Corp.	19,581	2,785,663
Granite Real Estate Investment Trust REIT	34,401	2,546,002
H&R Real Estate Investment Trust REIT (b)	153,292	1,562,712
InterRent Real Estate Investment Trust REIT (b)	75,567	917,516
Killam Apartment Real Estate Investment Trust REIT	58,782	988,544
Minto Apartment Real Estate Investment Trust REIT, 144A	19,931	342,411
Morguard Corp.	2,256	236,334

Morguard North American Residential Real Estate Investment Trust REIT	16,573	248,788
NorthWest Healthcare Properties Real Estate Investment Trust REIT	107,025	1,145,054
RioCan Real Estate Investment Trust REIT (b)	167,681	3,320,966
SmartCentres Real Estate Investment Trust REIT (b)	69,618	1,746,007
Summit Industrial Income REIT	85,060	1,443,877
Tricon Residential, Inc.	143,151	2,126,357
True North Commercial Real Estate Investment Trust REIT	43,960	257,171

(Cost $34,697,185)		39,484,565

Chile - 0.1%
Cencosud Shopping SA	242,486	261,768
Parque Arauco SA*	379,447	380,588
Plaza SA	122,718	132,785

(Cost $1,251,861)		775,141

China - 1.3%
A-Living Smart City Services Co. Ltd., 144A	306,843	550,564
China Resources Mixc Lifestyle Services Ltd., 144A	339,169	1,744,960
China Vanke Co. Ltd., Class H	905,180	2,145,454
Guangzhou R&F Properties Co. Ltd., Class H (b)	875,158	371,850
Jinke Smart Services Group Co. Ltd., Class H	142,402	632,395
Poly Property Services Co. Ltd., Class H	76,716	542,452
Powerlong Real Estate Holdings Ltd.	784,623	374,553
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	139,732	125,340
Shanghai Lingang Holdings Corp. Ltd., Class B	71,106	76,510
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	589,052	524,845
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	34,326
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	41,029	9,189
Sino-Ocean Group Holding Ltd.	1,447,061	311,128
Zhenro Properties Group Ltd.	1,042,689	89,407

(Cost $10,713,092)		7,532,973

Denmark - 0.0%
Jeudan A/S

(Cost $236,614)	5,882	241,584

Egypt - 0.1%
Arab Co. for Asset Management & Development*	207,345	4,764
Egyptians Housing Development & Reconstruction*	330,000	6,197
Emaar Misr for Development SAE*	226,940	37,992
Heliopolis Housing	135,100	42,654
Medinet Nasr Housing	442,521	54,280
Palm Hills Developments SAE	635,916	61,001
Six of October Development & Investment	70,509	58,705
Talaat Moustafa Group	536,083	319,398

(Cost $596,514)		584,991

Finland - 0.5%
Citycon OYJ (b)	48,692	386,938
Kojamo OYJ	111,997	2,611,506

(Cost $2,611,102)		2,998,444

France - 2.9%
Altarea SCA REIT	2,392	413,751
ARGAN SA REIT	5,477	658,239
Carmila SA REIT	32,730	575,699
Covivio REIT	24,948	2,057,907
Gecina SA REIT	25,040	3,192,181
ICADE REIT (b)	16,729	1,039,088
Klepierre SA REIT*	111,508	3,213,808
Mercialys SA REIT	41,806	429,652
Nexity SA	21,179	839,726
Unibail-Rodamco-Westfield REIT *(b)	55,944	4,265,330

(Cost $16,593,375)		16,685,381

Germany - 5.0%
Deutsche EuroShop AG	26,732	504,727
DIC Asset AG	19,584	329,511
Hamborner REIT AG REIT	40,459	439,667
Instone Real Estate Group SE, 144A	25,384	489,254
LEG Immobilien SE	38,585	4,996,951
PATRIZIA AG	24,167	472,855
TAG Immobilien AG	77,665	2,004,623
Vonovia SE	369,413	19,708,931

(Cost $29,407,653)		28,946,519

Greece - 0.1%
LAMDA Development SA*
(Cost $338,550)	44,940	339,708

Hong Kong - 12.2%
Asia Standard International Group Ltd.	113,152	11,730
C C Land Holdings Ltd.	587,957	136,949
C&D International Investment Group Ltd.	239,913	445,210
Champion REIT	1,301,143	589,483
China Jinmao Holdings Group Ltd.	3,411,743	1,135,254
China Motor Bus Co. Ltd.	8,826	106,686
China Overseas Grand Oceans Group Ltd.	948,083	546,012
China Overseas Land & Investment Ltd.	1,968,447	6,008,352
China Overseas Property Holdings Ltd.	685,923	741,780
China Resources Land Ltd.	1,527,853	7,430,336
China Shandong Hi-Speed Financial Group Ltd.*(b)	3,406,703	344,433
Chinese Estates Holdings Ltd.	237,341	79,279
CK Asset Holdings Ltd.	1,038,744	6,560,530
CSI Properties Ltd.	1,221,046	32,192
Emperor International Holdings Ltd.	301,643	33,972
ESR Cayman Ltd., 144A*	916,564	2,832,847
Far East Consortium International Ltd.	488,926	168,947

Fullshare Holdings Ltd.*	2,517,156	45,745
Hang Lung Group Ltd.	444,312	979,184
Hang Lung Properties Ltd.	990,218	2,075,812
Henderson Land Development Co. Ltd.	702,236	2,920,853
HKR International Ltd.	301,348	116,086
Hong Kong Ferry Holdings Co. Ltd.	106,245	105,787
Hongkong Land Holdings Ltd.	611,987	3,298,610
Hysan Development Co. Ltd.	323,339	951,764
Jinmao Property Services Co. Ltd.*	51,297	197
Joy City Property Ltd.	1,120,060	51,604
K Wah International Holdings Ltd.	568,644	215,415
Kerry Properties Ltd.	317,117	868,513
Kowloon Development Co. Ltd.	183,745	239,390
Lai Sun Development Co. Ltd.*	71,693	37,252
Landing International Development Ltd.*	166,127	4,784
Langham Hospitality Investments and Langham Hospitality Investments Ltd. *(c)	442,036	49,218
Link REIT	1,127,209	9,102,843
New World Development Co. Ltd.	737,472	2,949,435
Poly Property Group Co. Ltd.	920,184	249,663
Prosperity REIT	673,075	249,807
Regal Real Estate Investment Trust REIT	321,318	59,627
SEA Holdings Ltd.	72,167	59,387
Shenzhen Investment Ltd.	1,267,607	285,523
Shun Tak Holdings Ltd.*	685,605	174,610
Sino Land Co. Ltd.	1,784,483	2,244,963
Sun Hung Kai Properties Ltd.	819,754	9,536,537
Suncity Group Holdings Ltd.*	652,160	6,594
Sunlight Real Estate Investment Trust REIT	527,148	272,557
Swire Properties Ltd.	561,678	1,459,240
TAI Cheung Holdings Ltd.	150,385	95,269
Wang On Properties Ltd.	997,495	9,702
Wharf Real Estate Investment Co. Ltd.	824,757	3,699,622
Yuexiu Property Co. Ltd.	684,466	685,018

(Cost $74,399,364)		70,304,603

India - 1.2%
Brigade Enterprises Ltd.	82,377	543,313
DLF Ltd.	508,664	2,367,881
Godrej Properties Ltd.*	72,016	1,435,732
Indiabulls Real Estate Ltd.*	197,960	283,485
Macrotech Developers Ltd., 144A*	39,008	583,716
Oberoi Realty Ltd.*	63,241	761,435
Omaxe Ltd.*	16,452	20,688
Prestige Estates Projects Ltd.	90,945	547,619
Sobha Ltd.	19,629	201,350
Sunteck Realty Ltd.	37,195	239,937

(Cost $5,242,424)		6,985,156

Indonesia - 0.3%
PT Alam Sutera Realty Tbk*	7,631,915	80,744
PT Andalan Perkasa Abadi Tbk*	507,804	1,767
PT Bumi Serpong Damai Tbk*	4,959,118	315,835
PT Ciputra Development Tbk	4,490,272	289,100
PT Jaya Real Property Tbk	1,946,962	68,436
PT Kawasan Industri Jababeka Tbk*	8,029,588	93,894
PT Lippo Cikarang Tbk	311,719	27,121
PT Lippo Karawaci Tbk*	17,407,787	157,515
PT Pakuwon Jati Tbk*	8,336,908	265,769
PT Pollux Properties Indonesia Tbk*	656,040	31,051
PT PP Properti Tbk*	6,916,174	25,995
PT Puradelta Lestari Tbk	5,275,603	69,401
PT Summarecon Agung Tbk*	5,537,831	267,891

(Cost $2,004,860)		1,694,519

Ireland - 0.1%
Hibernia REIT PLC REIT
(Cost $497,642)	358,429	467,002

Israel - 2.4%
Adgar Investment and Development Ltd.	49,488	110,587
AFI Properties Ltd.	5,597	325,995
Africa Israel Residences Ltd.	3,501	229,144
Airport City Ltd.*	34,473	780,561
Alony Hetz Properties & Investments Ltd.	79,469	1,393,301
Alrov Properties and Lodgings Ltd.*(b)	1,394	79,845
Amot Investments Ltd.	111,200	855,131
Arad Investment & Industrial Development Ltd.	2,455	343,728
Aura Investments Ltd. (b)	55,295	105,762
Azrieli Group Ltd.	19,226	1,643,427
Big Shopping Centers Ltd.	5,971	882,578
Blue Square Real Estate Ltd.	2,475	197,277
Duniec Brothers Ltd.	1,204	75,498
Electra Real Estate Ltd.	12,207	238,432
Gav-Yam Lands Corp. Ltd.	18,797	229,872
Gazit-Globe Ltd.	37,104	323,529
Israel Canada T.R Ltd.	69,904	393,632
Isras Investment Co. Ltd.	873	210,335
Keystone REIT Ltd. REIT*	48,589	129,603
Lahav L.R. Real Estate Ltd. (b)	42,653	77,975
Megureit Israel Ltd. REIT*	61,289	147,226
Melisron Ltd.*	12,452	991,359
Menivim- The New REIT Ltd. REIT	312,975	205,431
Mivne Real Estate KD Ltd.	349,649	1,368,948
Norstar Holdings, Inc.	6,981	92,428
Prashkovsky Investments and Construction Ltd.	3,802	157,159
Property & Building Corp. Ltd.*	1,608	210,491
Reit 1 Ltd. REIT	98,438	651,350
REIT Azorim HF Living Ltd. REIT*	25,782	129,495
Sella Capital Real Estate Ltd. REIT	114,650	377,702
Summit Real Estate Holdings Ltd.*	22,305	496,347
Villar International Ltd. (b)	2,616	137,841

(Cost $10,195,191)		13,591,989

Italy - 0.0%
COIMA RES SpA REIT, 144A	12,107	105,389
Immobiliare Grande Distribuzione SIIQ SpA REIT*	29,863	151,107

(Cost $232,990)		256,496

Japan - 20.4%
Activia Properties, Inc. REIT	392	1,322,266
Advance Residence Investment Corp. REIT	743	2,077,239
Aeon Mall Co. Ltd. (b)	49,400	691,836
AEON REIT Investment Corp. REIT	910	1,130,636
Comforia Residential REIT, Inc. REIT	347	935,476
CRE Logistics REIT, Inc. REIT	306	506,923
Daibiru Corp. (b)	300	5,717
Daito Trust Construction Co. Ltd.	36,800	4,064,215
Daiwa House REIT Investment Corp. REIT (b)	1,126	3,045,357
Daiwa Office Investment Corp. REIT	152	934,369
Daiwa Securities Living Investments Corp. REIT	1,172	1,064,391
ES-Con Japan Ltd. (b)	20,800	136,891
ESCON Japan Reit Investment Corp. REIT	163	188,085
Frontier Real Estate Investment Corp. REIT	283	1,162,223
Fukuoka REIT Corp. REIT	404	550,008
GA Technologies Co. Ltd.*(b)	7,100	45,371
Global One Real Estate Investment Corp. REIT	521	501,209
GLP J REIT (b)	2,379	3,544,488
Goldcrest Co. Ltd.	9,200	148,015
Hankyu Hanshin REIT, Inc. REIT	383	481,514
Health Care & Medical Investment Corp. REIT (b)	160	196,015
Heiwa Real Estate Co. Ltd.	16,800	597,317
Heiwa Real Estate REIT, Inc. REIT	475	571,608
Hoshino Resorts REIT, Inc. REIT	116	654,656
Hulic Co. Ltd.	356,100	3,237,132
Hulic Reit, Inc. REIT (b)	653	886,731
Ichigo Office REIT Investment Corp. REIT	826	595,968
Ichigo, Inc. (b)	125,100	290,008
Industrial & Infrastructure Fund Investment Corp. REIT	1,109	1,659,047
Invincible Investment Corp. REIT	3,256	1,111,012
Itochu Advance Logistics Investment Corp. REIT	308	392,037
Japan Excellent, Inc. REIT	494	549,866
Japan Hotel REIT Investment Corp. REIT	2,338	1,191,583
Japan Logistics Fund, Inc. REIT	490	1,278,446
Japan Metropolitan Fund Invest REIT (b)	3,693	2,985,182
Japan Prime Realty Investment Corp. REIT	509	1,652,841
Japan Real Estate Investment Corp. REIT	740	3,938,528
Kabuki-Za Co. Ltd.	5,200	213,102
Keihanshin Building Co. Ltd.	25,400	328,155
Kenedix Office Investment Corp. REIT	239	1,408,995
Kenedix Residential Next Investment Corp. REIT	402	658,627
Kenedix Retail REIT Corp. REIT	318	721,453
Ki-Star Real Estate Co. Ltd.	4,200	183,061
LaSalle Logiport REIT	944	1,351,557
Leopalace21 Corp.*	130,900	231,852
LIFULL Co. Ltd.	43,600	89,339
Mirai Corp. REIT	879	373,198
Mitsubishi Estate Co. Ltd.	738,900	11,271,954
Mitsubishi Estate Logistics REIT Investment Corp. REIT (b)	209	773,940
Mitsui Fudosan Co. Ltd.	512,700	11,382,452
Mitsui Fudosan Logistics Park, Inc. REIT	286	1,303,668
Mori Hills REIT Investment Corp. REIT	878	1,051,999
Mori Trust Hotel Reit, Inc. REIT	138	146,896
Mori Trust Sogo Reit, Inc. REIT	521	622,441
Nippon Accommodations Fund, Inc. REIT (b)	278	1,460,300
Nippon Building Fund, Inc. REIT	871	4,976,063
Nippon Kanzai Co. Ltd.	11,600	286,840
Nippon Prologis REIT, Inc. REIT	1,161	3,402,106
NIPPON REIT Investment Corp. REIT	255	795,941
Nomura Real Estate Holdings, Inc.	62,600	1,557,187
Nomura Real Estate Master Fund, Inc. REIT (b)	2,488	3,279,170
NTT UD REIT Investment Corp. REIT	502	655,531
One REIT, Inc. REIT (b)	118	292,913
Open House Group Co. Ltd.	41,900	1,891,730
Orix JREIT, Inc. REIT (b)	1,473	2,057,788
Pressance Corp.	12,300	191,802
Relo Group, Inc.	61,000	905,665
SAMTY Co. Ltd.	13,500	254,821
Samty Residential Investment Corp. REIT	251	256,285
Sankei Real Estate, Inc. REIT	235	220,768
Sekisui House Reit, Inc. REIT	2,314	1,534,965
SOSiLA Logistics REIT, Inc. REIT	338	432,863
SRE Holdings Corp.*	3,200	101,828
Star Asia Investment Corp. REIT	934	469,534
Starts Corp., Inc.	17,500	394,443
Starts Proceed Investment Corp. REIT	109	213,315
Sumitomo Realty & Development Co. Ltd.	252,100	7,411,423
Sun Frontier Fudousan Co. Ltd.	10,700	99,777
Takara Leben Co. Ltd.	44,900	122,410
Takara Leben Real Estate Investment Corp. REIT (b)	306	304,207
Tama Home Co. Ltd.	7,800	156,102
TOC Co. Ltd.	35,400	218,224
Tokyo Tatemono Co. Ltd.	111,400	1,704,248
Tokyu Fudosan Holdings Corp.	325,700	1,807,009
Tokyu REIT, Inc. REIT	514	805,977
Tosei Corp.	16,900	159,499
Tosei Reit Investment Corp. REIT	164	181,977

United Urban Investment Corp. REIT	1,647	1,880,447

(Cost $124,141,209)		116,920,053

Luxembourg - 0.8%
ADLER Group SA, 144A (b)	46,675	652,696
Aroundtown SA	493,554	3,065,612
Grand City Properties SA	47,717	1,046,725

(Cost $5,548,967)		4,765,033

Malaysia - 0.6%
AmFIRST Real Estate Investment Trust REIT	442,600	39,532
Axis Real Estate Investment Trust REIT	572,239	254,874
Capitaland Malaysia Trust REIT	167,538	21,947
Eastern & Oriental Bhd*	106,136	14,662
Eco World Development Group Bhd	533,200	133,348
Eco World International Bhd	546,800	54,700
IGB Bhd	168,033	79,244
IGB Real Estate Investment Trust REIT	797,600	269,761
IOI Properties Group Bhd	580,125	142,320
Iskandar Waterfront City Bhd*	161,200	12,286
KIP REIT	222,352	44,751
KLCCP Stapled Group (c)	114,900	179,253
KSL Holdings Bhd*	262,300	43,420
Land & General Bhd	1,261,100	33,041
LBS Bina Group Bhd	473,669	57,537
Mah Sing Group Bhd	517,900	83,264
Malton Bhd*	97,400	10,207
Matrix Concepts Holdings Bhd	299,496	171,915
MKH Bhd	125,900	42,581
Paramount Corp. Bhd	202,240	33,719
Pavilion Real Estate Investment Trust REIT	328,300	97,743
Sentral REIT	204,400	44,302
Sime Darby Property Bhd	1,115,146	163,348
SP Setia Bhd Group*	719,005	219,204
Sunway Bhd	990,761	401,166
Sunway Real Estate Investment Trust REIT	819,300	271,246
Symphony Life Bhd	322,700	38,815
Tropicana Corp. Bhd*	81,091	20,473
UEM Sunrise Bhd*	413,100	31,977
UOA Development Bhd	169,400	70,609
YNH Property Bhd*	186,600	118,667
Yong Tai Bhd*	1,071,775	34,462
YTL Hospitality REIT	360,700	77,320

(Cost $3,505,470)		3,311,694

Mexico - 0.9%
CFE Capital S de RL de CV REIT	445,032	549,524
Corp. Inmobiliaria Vesta SAB de CV	352,241	635,956
Fibra MTY SAPI de CV REIT	511,536	306,684
Fibra Uno Administracion SA de CV REIT	1,581,698	1,786,643
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	404,078	488,078
PLA Administradora Industrial S de RL de CV REIT	437,029	577,073
Prologis Property Mexico SA de CV REIT (b)	245,649	592,347

(Cost $4,652,072)		4,936,305

Netherlands - 0.2%
Argo Properties NV*(b)	7,406	260,387
CTP NV, 144A	36,120	618,692

(Cost $1,095,898)		879,079

New Zealand - 0.7%
Argosy Property Ltd.	463,712	431,498
Goodman Property Trust REIT	554,898	905,021
Kiwi Property Group Ltd.	841,682	615,177
Precinct Properties New Zealand Ltd. (b)	701,973	760,096
Property for Industry Ltd.	273,478	499,706
Stride Property Group (c)	256,494	336,750
Vital Healthcare Property Trust REIT	207,366	432,232

(Cost $4,007,977)		3,980,480

Norway - 0.2%
Entra ASA, 144A	34,539	732,520
Olav Thon Eiendomsselskap ASA	14,091	303,816
Selvaag Bolig ASA	26,725	153,476

(Cost $1,158,421)		1,189,812

Philippines - 2.5%
8990 Holdings, Inc.	1,215,200	327,087
AREIT, Inc. REIT	384,000	369,245
Ayala Corp.	151,915	2,518,583
Ayala Land, Inc.	4,346,896	3,306,592
Belle Corp.*	1,161,000	30,344
DDMP Reit, Inc. REIT	3,819,000	131,844
DoubleDragon Corp.	284,670	57,523
Filinvest Development Corp.	529,400	79,508
Filinvest Land, Inc.	3,816,000	81,872
Filinvest REIT Corp. REIT	883,300	130,074
GT Capital Holdings, Inc.	52,461	591,427
Megaworld Corp.	6,324,600	394,748
Robinsons Land Corp.	1,069,661	400,993
SM Prime Holdings, Inc.	7,777,257	6,037,348
Vista Land & Lifescapes, Inc.	1,489,900	88,923

(Cost $13,780,074)		14,546,111

Poland - 0.1%
Atal SA	5,909	59,323
Develia SA (b)	278,230	194,864
Dom Development SA	5,274	131,614
Echo Investment SA (b)	76,750	67,880
Globe Trade Centre SA*(b)	90,301	141,382
MLP Group SA*	5,104	89,062

(Cost $740,875)		684,125

Romania - 0.3%
NEPI Rockcastle PLC
(Cost $1,476,936)	222,286	1,406,864

Russia - 0.1%
LSR Group PJSC (a)	30,984	70,767

PIK Group PJSC (a)	192,287	423,981

(Cost $2,472,023)		494,748

Singapore - 6.2%
AIMS APAC REIT	295,900	294,276
ARA LOGOS Logistics Trust REIT	702,822	432,323
Ascendas India Trust	480,400	421,140
Ascendas Real Estate Investment Trust REIT	1,756,069	3,583,418
Ascott Residence Trust	1,033,696	784,343
Bukit Sembawang Estates Ltd.	88,300	314,834
CapitaLand China Trust REIT	593,047	498,047
CapitaLand Integrated Commercial Trust REIT	2,593,492	4,031,285
Capitaland Investment Ltd.*	1,320,963	3,590,816
CDL Hospitality Trusts (c)	416,100	349,445
Chip Eng Seng Corp. Ltd.	261,300	87,584
City Developments Ltd.	320,998	1,683,676
Cromwell European Real Estate Investment Trust REIT	188,319	497,072
ESR REIT	1,417,471	438,571
Far East Hospitality Trust (c)	523,000	221,537
First Real Estate Investment Trust REIT	846,600	187,101
Frasers Centrepoint Trust REIT	546,400	909,694
Frasers Hospitality Trust (c)	436,000	141,324
Frasers Logistics & Commercial Trust REIT	1,555,678	1,604,442
Frasers Property Ltd.	440,300	353,550
GuocoLand Ltd.	148,000	159,181
Ho Bee Land Ltd.	120,300	253,459
Keppel REIT	1,051,900	891,145
Keppel DC REIT	692,955	1,117,957
Keppel Pacific Oak US REIT	418,654	297,244
Lendlease Global Commercial REIT	416,000	252,827
Lippo Malls Indonesia Retail Trust REIT*	2,381,700	92,991
Manulife US Real Estate Investment Trust REIT	811,426	527,427
Mapletree Commercial Trust REIT	1,173,370	1,564,551
Mapletree Industrial Trust REIT	1,036,322	1,954,388
Mapletree Logistics Trust REIT	1,604,791	2,068,867
Mapletree North Asia Commercial Trust REIT	1,146,087	911,838
OUE Commercial Real Estate Investment Trust REIT	1,417,539	422,928
Parkway Life Real Estate Investment Trust REIT	213,200	702,055
Prime US REIT	296,100	226,516
Singapore Land Group Ltd.	91,000	173,627
SPH REIT	495,500	350,422
Starhill Global REIT	799,209	353,254
Suntec Real Estate Investment Trust REIT	945,100	1,127,896
UOL Group Ltd.	255,117	1,311,810
Wing Tai Holdings Ltd.	181,000	233,342
Yanlord Land Group Ltd.	346,500	306,310

(Cost $35,728,834)		35,724,513

South Africa - 0.9%
Attacq Ltd. REIT*	393,086	194,349
Equites Property Fund Ltd. REIT	356,346	485,428
Fortress REIT Ltd., Class A REIT	538,728	447,299
Fortress REIT Ltd., Class B REIT*	574,615	126,060
Growthpoint Properties Ltd. REIT	1,550,211	1,344,302
Hyprop Investments Ltd. REIT	159,729	355,688
Redefine Properties Ltd. REIT	2,673,175	730,031
Resilient REIT Ltd. REIT	173,020	652,219
SA Corporate Real Estate Ltd. REIT	1,188,900	186,192
Vukile Property Fund Ltd. REIT	415,647	337,844

(Cost $4,870,293)		4,859,412

South Korea - 0.3%
ESR Kendall Square REIT Co. Ltd. REIT	79,202	415,656
JR Global REIT REIT	88,185	393,857
Koramco Energy Plus REIT	20,925	114,688
Korea Asset In Trust Co. Ltd.	27,799	86,008
Korea Real Estate Investment & Trust Co. Ltd.	80,974	147,489
LOTTE Reit Co. Ltd. REIT	66,771	303,214
Seobu T&D	18,198	135,159
Shinhan Alpha REIT Co. Ltd. REIT	22,693	150,425
SK D&D Co. Ltd.	3,993	99,132

(Cost $1,840,001)		1,845,628

Spain - 0.8%
Aedas Homes SA, 144A	7,791	216,146
Inmobiliaria Colonial Socimi SA REIT*	159,061	1,348,863
Lar Espana Real Estate Socimi SA REIT	40,834	238,497
Merlin Properties Socimi SA REIT	176,650	1,988,102
Metrovacesa SA, 144A*	23,712	170,187
Neinor Homes SA, 144A*	31,626	424,847

(Cost $4,456,506)		4,386,642

Sweden - 4.9%
Atrium Ljungberg AB, Class B	21,982	463,247
Castellum AB	162,699	3,647,635
Catena AB	16,079	838,175
Cibus Nordic Real Estate AB	21,132	535,118
Corem Property Group AB, Class B	301,292	756,566
Corem Property Group AB, Class D	2,419	76,377
Dios Fastigheter AB	46,534	485,150
Eastnine AB	6,050	73,973
Fabege AB	147,043	2,212,297
Fastighets AB Balder, Class B*	55,466	3,486,092
FastPartner AB, Class A	27,695	302,238
Heba Fastighets AB, Class B	21,826	341,790
Hemnet Group AB*	23,494	366,168
Hufvudstaden AB, Class A	62,463	835,205
JM AB	26,612	832,066
John Mattson Fastighetsforetagen AB*	10,377	169,318

K-fast Holding AB*	36,801	251,106
NP3 Fastigheter AB	14,550	398,505
Nyfosa AB	86,478	1,225,949
Pandox AB*	52,941	779,121
Platzer Fastigheter Holding AB, Class B	33,010	377,729
Sagax AB, Class A	3,113	85,426
Sagax AB, Class B	102,419	2,821,400
Sagax AB, Class D	63,110	209,627
Samhallsbyggnadsbolaget i Norden AB (b)	609,156	2,852,091
Samhallsbyggnadsbolaget i Norden AB, Class D	83,953	254,398
Stendorren Fastigheter AB*	6,977	178,894
Wallenstam AB, Class B	119,163	1,760,010
Wihlborgs Fastigheter AB	73,485	1,462,194

(Cost $25,479,931)		28,077,865

Switzerland - 2.0%
Allreal Holding AG	8,923	1,935,448
Fundamenta Real Estate AG	15,873	338,239
Intershop Holding AG	690	461,780
Mobimo Holding AG*	3,546	1,190,439
Peach Property Group AG	5,467	330,123
PSP Swiss Property AG	24,349	3,152,936
Swiss Prime Site AG	40,290	3,958,955
Zug Estates Holding AG, Class B	157	333,697

(Cost $11,155,517)		11,701,617

Taiwan - 1.2%
Cathay No. 1 REIT	738,843	501,259
Cathay No. 2 REIT	359,422	258,461
Cathay Real Estate Development Co. Ltd.	282,400	193,404
Chong Hong Construction Co. Ltd.	125,306	341,926
Farglory Land Development Co. Ltd.	116,536	253,981
Fubon No. 1 REIT	310,461	204,648
Fubon No. 2 REIT	333,556	195,125
Highwealth Construction Corp.	580,597	1,013,741
Hong Pu Real Estate Development Co. Ltd.	130,515	104,980
Huaku Development Co. Ltd.	129,883	421,129
Huang Hsiang Construction Corp.	64,643	96,036
Hung Sheng Construction Ltd.	162,867	143,493
KEE TAI Properties Co. Ltd.	255,419	112,062
Kindom Development Co. Ltd.	204,724	272,016
Kuo Yang Construction Co. Ltd.	146,597	121,053
O-Bank No1 Real Estate Investment Trust REIT	87,357	28,262
Prince Housing & Development Corp.	733,088	360,857
Radium Life Tech Co. Ltd.	266,442	99,791
Ruentex Development Co. Ltd.	751,697	1,919,797
Shining Building Business Co. Ltd.*	318,249	119,194
Sinyi Realty, Inc.	168,772	204,080
Taiwan Land Development Corp.*	243,531	27,710

(Cost $5,411,243)		6,993,005

Thailand - 1.8%
Amata Corp. PCL, NVDR	467,100	305,920
Ananda Development PCL, NVDR*	916,300	41,503
AP Thailand PCL, NVDR	1,426,600	462,799
Asset World Corp. PCL, NVDR*	4,493,700	660,130
Bangkok Land PCL, NVDR	6,966,800	221,744
Central Pattana PCL, NVDR	1,758,300	2,973,101
CP Tower Growth Leasehold Property Fund	800	212
CPN Retail Growth Leasehold REIT*	1,002,700	619,879
Frasers Property Thailand Industrial Freehold & Leasehold REIT	888,900	331,892
Frasers Property Thailand PCL, NVDR	340,625	142,818
Golden Ventures Leasehold Real Estate Investment Trust REIT	13,500	4,111
Grand Canal Land PCL, NVDR*	641,300	41,608
IMPACT Growth Real Estate Investment Trust REIT	355,632	176,319
Land & Houses PCL, NVDR	4,244,200	1,246,957
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT*	11,700	2,793
LPN Development PCL, NVDR	829,000	117,722
Noble Development PCL, NVDR	456,657	75,469
Origin Property PCL, NVDR	610,600	222,376
Platinum Group PCL, NVDR*	780,500	66,405
Principal Capital PCL, NVDR*	586,300	82,181
Property Perfect PCL, NVDR	4,514,530	75,991
Pruksa Holding PCL, NVDR	479,600	211,362
Quality Houses PCL, NVDR	4,386,300	306,068
Sansiri PCL, NVDR	7,670,200	288,733
SC Asset Corp. PCL, NVDR	1,003,300	119,751
Singha Estate PCL, NVDR*	1,492,400	89,064
Supalai PCL, NVDR	829,100	558,231
U City PCL, NVDR*	1,691,100	89,536
Univentures PCL, NVDR	348,800	36,721
WHA Corp. PCL, NVDR	5,592,400	581,918
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	814,600	306,644

(Cost $10,318,540)		10,459,958

Turkey - 0.1%
AKIS Gayrimenkul Yatirimi AS REIT*	179,548	21,505
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,473	7,169
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	26,812	61,441
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,099,657	157,891
Halk Gayrimenkul Yatirim Ortakligi AS REIT	209,025	31,822
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	360,980	17,451
Is Gayrimenkul Yatirim Ortakligi AS REIT*	241,901	95,995

Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	233,206	14,471
Nurol Gayrimenkul Yatirim Ortakligi AS REIT*	45,900	16,526
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	88,325	11,917
Panora Gayrimenkul Yatirim Ortakligi	31,657	20,306
Peker Gayrimenkul Yatirim Ortakligi AS*	402,260	24,380
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	72,262	16,267
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,028	32,287
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	76,724	33,436
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	63,498	24,419
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	135,626	14,972
Yeni Gimat Gayrimenkul Ortakligi AS	79,601	121,300
Ziraat Gayrimenkul Yatirim Ortakligi AS*	393,805	65,352

(Cost $1,153,039)		788,907

United Kingdom - 8.2%
Assura PLC REIT	1,537,364	1,273,754
Big Yellow Group PLC REIT	96,471	1,831,576
British Land Co. PLC REIT	456,069	3,240,786
Capital & Counties Properties PLC REIT	378,573	843,706
Derwent London PLC REIT	53,572	2,188,035
Empiric Student Property PLC REIT	314,456	371,291
Grainger PLC	393,607	1,488,249
Great Portland Estates PLC REIT	107,205	978,847
Hammerson PLC REIT (b)	1,713,920	851,102
Helical PLC	63,151	357,149
Industrials REIT Ltd. REIT	136,383	344,124
Land Securities Group PLC REIT	362,498	3,862,845
LondonMetric Property PLC REIT	490,980	1,712,809
LXI REIT PLC REIT	428,747	797,326
Picton Property Income Ltd. REIT	288,737	381,214
Primary Health Properties PLC REIT	706,153	1,282,890
Rightmove PLC	456,784	4,122,300
Safestore Holdings PLC REIT	112,845	1,927,447
Savills PLC	74,888	1,279,123
Segro PLC REIT	606,464	10,590,610
Shaftesbury PLC REIT	114,147	902,859
Tritax Big Box REIT PLC REIT	989,633	3,125,737
UK Commercial Property REIT Ltd. REIT	406,455	415,020
UNITE Group PLC REIT	171,950	2,464,026
Workspace Group PLC REIT	68,486	710,778

(Cost $41,322,063)		47,343,603

United States - 0.0%
Eagle Hospitality Trust *(a)
(Cost $94,982)	173,500	23,770

TOTAL COMMON STOCKS
(Cost $562,647,166)		572,208,438

RIGHTS - 0.0%
Egypt - 0.0%
Medinet Nasr Housing*, expires 3/21/22
(Cost $0)	110,630	6,007

WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24
(Cost $0)	7,840	140

Thailand - 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	1,242

TOTAL WARRANTS
(Cost $0)		1,382

EXCHANGE-TRADED FUNDS - 0.0%
iShares Global REIT ETF	4,500	125,685
Vanguard Global ex-U.S. Real Estate ETF	1,500	77,595

TOTAL EXCHANGE-TRADED FUNDS
(Cost $169,095)		203,280

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
(Cost $8,354,612)	8,354,612	8,354,612

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $81,424)	81,424	81,424

TOTAL INVESTMENTS - 101.1%
(Cost $571,252,297)		$580,855,143
Other assets and liabilities, net - (1.1%)		(6,597,554)

NET ASSETS - 100.0%		$574,257,589

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
20,979,642	—	(12,625,030	) (f)	—	—	432	—	8,354,612	8,354,612
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
61,186	50,230,158	(50,209,920)		—	—	286	—	81,424	81,424

21,040,828	50,230,158	(62,834,950)		—	—	718	—	8,436,036	8,436,036

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $28,654,771, which is 5.0% of net assets.

(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $22,381,500.

(f)	the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2022 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$185,588,168	32.4%
Diversified	92,562,811	16.2
Real Estate Management/Services	84,243,086	14.7
Warehouse/Industry	56,054,542	9.8
Shopping Centers	49,048,294	8.6
Office Property	35,744,571	6.2
Apartments	21,339,122	3.7
Other	47,635,233	8.4

Total	$572,215,827	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MINI TOPIX Index Futures	JPY	20	$328,767	$328,370	3/10/2022	$(397)
SPI 200 Futures	AUD	2	256,590	254,812	3/17/2022	(1,778)
EURO CAC40 10 Futures	EUR	2	155,177	149,498	3/18/2022	(5,679)
EURO STOXX 50 Futures	EUR	12	564,228	529,297	3/18/2022	(34,931)
E-Mini S&P 500 Futures	USD	4	912,313	873,600	3/18/2022	(38,713)

Total unrealized depreciation						$(81,498)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$570,882,735	$264,410	$1,061,293	$572,208,438
Rights	6,007	—	—	6,007
Warrants (h)	1,382	—	—	1,382
Exchange-Traded Funds	203,280	—	—	203,280
Short-Term Investments (h)	8,436,036	—	—	8,436,036

TOTAL	$579,529,440	$264,410	$1,061,293	$580,855,143

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(81,498)	$—	$—	$(81,498)

TOTAL	$(81,498)	$—	$—	$(81,498)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $2,785,609 and from Level 3 to Level 1 was $3,698. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.